Servicing Activities and Mortgage Servicing Rights	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Servicing Activities and Mortgage Servicing Rights

8. Servicing Activities and Mortgage Servicing Rights

A summary of MSR activities for the three and six months ended June 30, 2012 and 2011 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Balance, beginning of period	$462,420	$568,645	$489,496	$573,196
Originated servicing rights capitalized upon sale of loans	18,498	7,041	37,027	26,657
Amortization	(34,142)	(21,429)	(63,481)	(44,217)
Increase in valuation allowance	(30,135)	—	(45,279)	—
Other	(679)	(938)	(1,801)	(2,317)

Balance, end of period	$415,962	$553,319	$415,962	$553,319

Valuation Allowance:
Balance, beginning of period	$54,599		$39,455
Increase in valuation allowance	30,135		45,279

Balance, end of period	$84,734		$84,734

For loans securitized and sold for the three and six months ended June 30, 2012 and 2011 with servicing retained, management used the following assumptions to determine the fair value of MSR at the date of securitization:

	Three Months Ended June 30, 2012			Six Months Ended June 30, 2012
Average discount rates	8.77%	-	8.88%	8.60%	-	9.14%
Expected prepayment speeds	10.50%	-	12.07%	10.13%	-	14.62%
Weighted-average life in years	6.03	-	6.65	5.46	-	6.70

	Three Months Ended June 30, 2011			Six Months Ended June 30, 2011
Average discount rates	8.55%	-	8.80%	8.04%	-	8.80%
Expected prepayment speeds	9.79%	-	15.97%	7.33%	-	15.97%
Weighted-average life in years	5.05	-	6.64	5.05	-	8.14

At June 30, 2012 and December 31, 2011, the Company estimated the fair value of its capitalized MSR to be approximately $415,980 and $494,547, respectively. The unpaid principal balance below excludes $6,402,000 and $5,248,000 at June 30, 2012 and December 31, 2011, respectively, for loans with no related MSR basis.

The characteristics used in estimating the fair value of the MSR portfolio at June 30, 2012 and December 31, 2011 are as follows:

	June 30, 2012	December 31, 2011
Unpaid principal balance	$45,146,000	$47,818,000
Gross weighted-average coupon	4.81%	4.98%
Weighted-average servicing fee	0.30%	0.31%
Expected prepayment speed (1)	13.89%	12.74%

(1)	The prepayment speed assumptions includes a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset.

A sensitivity analysis of the Company’s fair value of mortgage servicing rights to hypothetical adverse changes of 10% and 20% to the weighted-average of certain key assumptions as of June 30, 2012 and December 31, 2011 is presented below.

	June 30, 2012	December 31, 2011
Prepayment Rate
10% adverse rate change	$24,139	$26,955
20% adverse rate change	46,249	51,872
Discount Rate
10% adverse rate change	15,088	18,306
20% adverse rate change	29,127	35,336

In the previous table, the effect of a variation in a specific assumption on the fair value is calculated without changing any other assumptions. This analysis typically cannot be extrapolated because the relationship of a change in one key assumption to the change in the fair value of the Company’s mortgage servicing rights usually is not linear. The effect of changing one key assumption will likely result in the change of another key assumption which could impact the sensitivities.

Components of loan servicing fee income for the three and six months ended June 30, 2012 and 2011 are presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Contractually specified service fees, net	$33,686	$37,563	$69,071	$75,613
Other ancillary fees	8,247	8,678	17,866	19,005
Other	550	516	1,102	1,015

	$42,483	$46,757	$88,039	$95,633

10. Servicing Activities and Mortgage Servicing Rights

The Company services mortgage loans for itself and others. At December 31, 2011 and 2010, the Company’s mortgage servicing portfolio totaled $53,066,000 and $56,365,000, respectively, including residential mortgage loans held for sale. At December 31, 2011 and 2010, the Company was subservicing approximately $1,772,000 and $1,867,000, respectively. For the years ended December 31, 2011, 2010 and 2009, the Company recognized subservicing revenue of $2,141, $2,413 and $2,660 respectively.

In connection with the servicing of the above loans, the Company maintains escrow funds for taxes and insurance in the name of investors, as well as collections in transit to investors. These escrow funds are segregated and held in separate bank accounts at EB or other financial institutions. Escrow funds held at the Company and included as noninterest-bearing deposits in the accompanying consolidated balance sheets are $1,058,462 and $969,241 at December 31, 2011 and 2010, respectively. Escrow funds deposited at other financial institutions and not included in the consolidated balance sheets are $72,260 and $152,750 at December 31, 2011 and 2010, respectively.

At December 31, 2011 and 2010, the Company had insurance coverage for errors and omissions in the amount of $20,000 and $20,000, respectively, and fidelity bond insurance of $60,000 and $66,000, respectively, related to these servicing activities.

A summary of MSR activities for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Balance, beginning of year	$573,196	$503,646	$355,970
Acquired servicing rights	—	92,588	126,737
Originated servicing rights capitalized upon sale of loans	56,268	71,804	86,735
Amortization	(96,022)	(93,147)	(65,464)
Valuation allowance	(39,455)	—	—
Other	(4,491)	(1,695)	(332)

Balance, end of year	$489,496	$573,196	$503,646

At December 31, 2011 and 2010, the Company estimated the fair value of its capitalized MSR to be approximately $494,547 and $648,821, respectively. The unpaid principal balance below includes $5,248,000 and $4,150,000 at December 31, 2011 and 2010, respectively, for loans with no related MSR basis.

The characteristics used in estimating the fair value of the loan servicing portfolio at December 31, 2011 and 2010 are as follows:

	2011	2010
Unpaid principal balance	$53,066,000	$56,365,000
Gross weighted-average coupon	4.98%	5.13%
Weighted-average servicing fee	0.31%	0.32%
Estimated prepayment speed	12.74%	11.64%

For loans securitized and sold in 2011 with servicing retained, management used the following assumptions to determine the fair value of MSR at the date of securitization:

2011
Average discount rates	8.04% - 9.47%
Expected prepayment speeds	7.33% - 15.97%
Weighted-average life in years	5.05 - 8.14

Components of loan servicing fee income for the years ended December 31, 2011, 2010 and 2009 are presented below:

	2011	2010	2009
Contractually specified service fees, net	$149,065	$157,961	$114,012
Other ancillary fees	38,233	50,470	41,012
Other	2,141	2,413	2,660

	$189,439	$210,844	$157,684